Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events

Note 26. Subsequent Events

Declaration of Cash Dividend

On December 22, 2022, the Company declared a cash dividend of $0.23 per share payable February 1, 2023 to shareholders of record as of January 15, 2023. On March 15, 2023, the Company declared a cash dividend of $0.23 per share payable May 1, 2023 to shareholders of record as of April 15, 2023. These dividends have been recorded as of each declaration date, including shares issuable under the DRIP.

For purposes of accrual or disclosure in these financial statements, the Company has evaluated subsequent events through the date of issuance of these financial statements.